STOCK-BASED COMPENSATION - Stock Option Modifications (Details)			3 Months Ended		12 Months Ended
	Aug. 20, 2020 employee $ / shares shares	Jun. 08, 2020 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Stock compensation expense
Stock compensation expense		$ 9,432,000	$ 18,200
Research and development
Stock compensation expense
Stock compensation expense			8,300
General and administrative
Stock compensation expense
Stock compensation expense			9,900
Stock Incentive Plan 2017 | Stock Options
Stock compensation expense
Stock compensation expense			$ 57,000	$ 121,000	$ 451,200	$ 1,340,000
Cancelled and forfeited | shares			42,037	57,149	236,956	194,901
Number of individuals affected by modifications | employee	4
Granted | shares					147,038	86,536
Weighted average grant date fair value for options granted and expected to be vested during the year: | $ / shares					$ 8.47	$ 17.43
Total unrecognized stock compensation expense			$ 61,815		$ 79,909
Weighted-average period over which cost not yet recognized is expected to be recognized			9 months 14 days		1 year 3 days
Stock Incentive Plan 2017 | Stock Options | Research and development
Stock compensation expense
Stock compensation expense			$ 49,000	$ 19,000	$ 176,600	$ 1,008,000
Stock Incentive Plan 2017 | Stock Options | General and administrative
Stock compensation expense
Stock compensation expense			$ 8,000	102,000	274,600	332,000
Effect of modifications on stock compensation expense				20,900
Incremental compensation costs				$ 9,600
Stock Incentive Plan 2017 | Stock Options | Four Nonemployees
Stock compensation expense
Cancelled and forfeited | shares	15,792
Granted | shares	21,112
Weighted average grant date fair value for options granted and expected to be vested during the year: | $ / shares	$ 12.81
Options vested | shares	3,959
Stock Incentive Plan 2017 | Stock Options | Four Nonemployees | General and administrative
Stock compensation expense
Effect of modifications on stock compensation expense					34,900	65,900
Incremental compensation costs					$ 16,000	$ 34,800